ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES [abstract]
Schedule of accrued expenses and other payables

	December 31,
	2016	2017
	RMB	RMB

Salaries and welfare payable	1,618	7,162
Interest payable	1,396	723
Payables for constructions	52,827	60,010
Other payables	21,468	29,022

Financial liabilities carried at amortized costs	77,309	96,917
Taxes other than income tax	46,835	58,925
Receipts in advance	95,928	120,734
Derivative financial instruments	4,472	2,671

	224,544	279,247